Leases - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 2,105
2023	487
2024	295
2025	309
Thereafter	0
Total minimum lease payments	3,196
Less: imputed interest	(306)
Total lease liabilities	2,890
Third Party Lessor [Member]
2022	1,770
2023	148
2024	0
2025	0
Thereafter	0
Total minimum lease payments	1,918
Less: imputed interest	(92)
Total lease liabilities	1,826
Related Party Lessor [Member]
2022	335
2023	339
2024	295
2025	309
Thereafter	0
Total minimum lease payments	1,278
Less: imputed interest	(214)
Total lease liabilities	$ 1,064